Nature of Operations (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization And Nature Of Business Textual [Abstract]
Financing, cash management, treasury and other services, parent	$ 36.6	$ 14.4	$ 20.9